Accrued Liabilities - Schedule Of Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Payables and Accruals [Abstract]
Accrued purchases	$ 12,499	$ 7,478	$ 10,790	$ 5,182
Accrued employee compensation	7,703	5,886	3,981	2,256
Other accrued expenses	5,247	7,115	6,754	2,308
Non related party accrued interest expense	623	429	202
Contingent consideration	3,979	2,204	2,151	967
Unearned Income	1,975	(949)	(1,200)
Captive insurance liabilities	2,299	2,041	0
Accrued Sales Commission, Current			90	347
Total Accrued liabilities and other payables	$ 34,325	$ 24,204	$ 25,078	$ 13,325